DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2021
CIK 0001822935 Healthcare Capital Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Healthcare Capital Corp. (the “Company”) was incorporated in Delaware on August 18, 2020. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”).

Business Combination

As previously disclosed, on July 7, 2021, Healthcare Capital Corp., a Delaware corporation (“HCCC”) entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Alpha Tau Medical Ltd., a company organized under the laws of the State of Israel (“Alpha Tau”) and Archery Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Alpha Tau (“Merger Sub”).

On March 7, 2022 (the “Closing Date”), as contemplated by the Merger Agreement, Merger Sub merged with and into HCCC, with HCCC surviving as a wholly-owned subsidiary of Alpha Tau (the “Business Combination”).

On the Closing Date, the following securities issuances were made by Alpha Tau to HCCC’s securityholders: (i) each outstanding share of Class B common stock of HCCC, after taking into account the forfeiture of certain shares by the holders of Class B common stock, automatically converted into one share of Class A common stock of HCCC and was then exchanged for one ordinary share, without par value, of Alpha Tau (the “Company Ordinary Share”), (ii) each outstanding share of Class A common stock of HCCC was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of HCCC, after taking into account the forfeiture of certain warrants by certain holders of warrants of HCCC, was assumed by Alpha Tau and became a warrant of Alpha Tau (“Company Warrant”).

In connection with the consummation of the Business Combination, on the Closing Date, HCCC and Alpha Tau notified The Nasdaq Capital Market (“Nasdaq”) that the certificate of merger relating to the Business Combination had been filed with the Secretary of State of the State of Delaware and that HCCC’s outstanding securities had been converted into Company Ordinary Shares and Company Warrants. HCCC requested that Nasdaq delist HCCC’s units, Class A common stock, and warrants on March 7, 2022, and as a result, trading of HCCC’s units, Class A common stock, and warrants on Nasdaq will be suspended in advance of trading on March 8, 2022. On March 7, 2022, Nasdaq filed a notification of removal from listing and registration on Form 25, thereby commencing the process of delisting HCCC’s securities from Nasdaq and deregistering the securities under Section 12(b) of the Securities Exchange Act of 1934, as amended.

Business Prior to the Business Combination

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

All activity through December 31, 2021 related to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination and the proposed business combination with Alpha Tau Medical Ltd., which is described in Note 6.

The registration statements for the Company’s Initial Public Offering were declared effective on January 14, 2021. On January 20, 2021, the Company consummated the Initial Public Offering of 27,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the partial exercise by the underwriter of its over-allotment option in the amount of 3,500,000 Units, at $10.00 per Unit, generating gross proceeds of $275,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,800,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Healthcare Capital Sponsor, LLC (the “Sponsor”), generating gross proceeds of $6,800,000, which is described in Note 4.

Transaction costs amounted to $15,556,327, consisting of $4,800,000 of underwriting fees, $10,325,000 of deferred underwriting fees and $431,327 of other offering costs

Following the closing of the Initial Public Offering on January 20, 2021, an amount of $275,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.